Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Share capital	Contributed surplus	Accumulated other comprehensive (loss) income	Retained earnings	Total
Balance at beginning of period at Dec. 31, 2024	$ 5,769.1	$ 23.0	$ (282.0)	$ 486.5	$ 5,996.6
Net income				456.9	456.9
Other comprehensive income (loss), net of taxes			278.4		278.4
Comprehensive income					735.3
Exercise of stock options	5.5	(1.2)			4.3
Share-based payments		3.0			3.0
Vesting of restricted share units	5.5	(5.5)
Transfer of gain on disposal of equity investments at FVTOCI			(9.5)	9.5
Dividend reinvestment plan	9.1				9.1
Dividends declared				(146.3)	(146.3)
Balance at end of period at Jun. 30, 2025	5,789.2	19.3	(13.1)	806.6	6,602.0
Balance at beginning of period at Dec. 31, 2024	5,769.1	23.0	(282.0)	486.5	5,996.6
Exercise of stock options	9.9
Vesting of restricted share units	5.7
Dividend reinvestment plan	18.7
Balance at end of period at Dec. 31, 2025	5,803.4	21.6	430.5	1,379.8	7,635.3
Net income				822.6	822.6
Other comprehensive income (loss), net of taxes			(59.0)		(59.0)
Comprehensive income					763.6
Exercise of stock options	0.8	(0.2)			0.6
Share-based payments		2.3			2.3
Vesting of restricted share units	6.1	(6.1)
Transfer of gain on disposal of equity investments at FVTOCI			(11.7)	11.7
Dividend reinvestment plan	7.3				7.3
Dividends declared				(168.4)	(168.4)
Balance at end of period at Jun. 30, 2026	$ 5,817.6	$ 17.6	$ 359.8	$ 2,045.7	$ 8,240.7